Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 – SHAREHOLDERS’ EQUITY:

A. Share capital:

	Number of shares as of December 31, 2024		Number of shares as of December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	24,252,096	100,000,000	15,652,176

1.	During the year ended December 31, 2022, the Company issued an aggregate amount of 1,240,204 Ordinary Shares in connection to vested RSUs and an additional 7,030 Ordinary Shares in connection to certain option exercises.

2.	On April 4, 2023, the Company entered into a sales agreement (the “Sales Agreement”) with Roth Capital Partners, LLC, as sales agent, pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to an at-the-market facility (“ATM”). In 2023, the Company sold 17,566 Ordinary Shares under the ATM. On October 23, 2023, the Company terminated the Sales Agreement and the associated ATM, effective immediately.
3.	On December 26, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor in a registered direct offering (the “Registered Direct Offering”), pursuant to which the Company issued (i) 1,375,000 Ordinary Shares at a purchase price of $1.28 per share, (ii) pre-funded warrants, to purchase up to 1,656,250 Ordinary Shares, at a purchase price of $1.28, less $0.001 per pre-funded warrant and (iii) Private Warrants, to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise of $1.28 per share (Note 10-B).

The Company concluded that the Pre-Funded Warrants are not within the scope of ASC480. Further, applying ASC 815-40, the Company concluded that the pre-funded warrants are indexed to the Company’s own stock and meet the conditions for equity classification, and thus should be presented within equity.

As for the common warrants, the Company concluded that they should be classified as a liability under ASC 815-40, as they are not indexed to the Company’s own stock.

The pre-funded warrants were exercised on the same day and the day after the transaction in full in an exercise price of $0.001 per share and the Company issued 1,656,250 additional Ordinary Shares.

The aggregate proceeds received by the Company from the Registered Direct Offering were approximately $3,424, after deducting underwriting discounts and commissions and additional cash offering costs totaled in approximately $454.

The Company issued the placement agent in the Registered Direct Offering a number of warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction, total to 212,188 warrants to purchase up to 212,188 Ordinary Shares, were issued (the “Placement Agent Warrants”).

The Placement Agent Warrants were substantially on the same terms as the Warrants issued to the investor in the offering, except an exercise price of $1.60 per share. The Placement Agent Warrants were exercisable immediately upon issuance and will expire five years following their issuance. The Company accounts for the Placement Agent Warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the warrants at the issuance date was $131.

Those cash and non-cash issuance costs were accounted proportionally to issuance expenses and decrease of additional paid in capital, according to the ratio of the liability versus equity in the Registered Direct offering.

4.	During the year ended December 31, 2023, the Company issued an aggregate amount of 1,226,448 Ordinary Shares in connection with vested RSUs and an additional 37,972 Ordinary Shares in connection with option exercises.

5.	On April 1, 2024, the Company completed its 2024 April Offering, whereby the Company sold 1,339,285 Ordinary Shares at a purchase price of $1.232 per share. The gross proceeds received by the Company from the 2024 April Offering were approximately $1,651.

6.	On May 20, 2024, the Company issued warrant to purchase 220,000 Ordinary Shares to a service provider, at an exercise price of $2.25 per share. These warrants are immediately exercisable and are due to expire six months from the initial issuance date. The Company accounting treatment for those warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the warrants at the issuance date was $125. The warrants were not exercised within the designated timeframe and expired on November 21, 2024.

7.	On June 14, 2024, the Company completed its 2024 June Offering, whereby the Company sold: (i) 941,541 Ordinary Shares at a purchase price of $1.30 per share, and (ii) June Pre-Funded Warrants to purchase up to 1,709,760 Ordinary Shares, at a purchase price of $1.30, less $0.001 per June Pre-Funded Warrant. Each June Pre-Funded Warrant is exercisable for one Ordinary Share at an exercise price of $0.001 per share. The June Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the June Pre-Funded Warrants are exercised in full. As of December 31, 2024, all of the June Pre-Funded warrants were exercised, and the company issued 1,709,760 Ordinary Shares.

Net proceeds received by the Company from the 2024 June Offering were approximately $3,102, after deducting cash offering costs which were approximately $343.

The Company also received $2 from an exercise of the June Pre-Funded Warrants.

The Company concluded that the June Pre-Funded Warrants are not within the scope of ASC 480. Further, applying ASC 815-40, the Company concluded that the June Pre-Funded Warrants are indexed to the Company’s own stock and meet the conditions for equity classification, and thus should be presented within equity.

The Company issued the June Placement Agent in the agreement warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction. A total to 185,591 warrants to purchase up to 185,591 Ordinary Shares were issued. The June Placement Agent Warrants had an exercise price of $1.56 per share. The June Placement Agent Warrants were exercisable immediately upon issuance and will expire four years following their issuance.

The Company accounting treatment for the June Placement Agent Warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the June Placement Agent Warrants at the issuance date was $254.

The cash and non-cash issuance costs were recorded against additional paid in capital, due to the classification of the Ordinary Shares and the June Pre-Funded Warrants as equity instrument.

8.	On June 30, 2024, the Company issued 45,000 Ordinary Shares to an advisor in connection with a consulting service agreement.

9.	On December 27, 2024, the Company completed its December Private Placement, whereby the Company sold (i) 3,950,343 Ordinary Shares and December Private Warrants to purchase up to 3,950,343 Ordinary Shares at a purchase price of $0.70 per unit, and (ii) December Pre-Funded Warrants to purchase up to 658,372 Ordinary Shares and December Private Warrants to purchase up to 658,372 Ordinary Shares, at a purchase price of $0.70, less $0.001 per unit with December Pre-Funded Warrant. Each December Pre-Funded Warrant is exercisable for one Ordinary Share at an exercise price of $0.001 per share. Each December Private Warrant is exercisable for one Ordinary Share at an exercise price of $1.10 per share. The December Private Warrants are immediately exercisable and may be exercised at any time until the end of June 2026. The December Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the December Pre-Funded Warrants are exercised in full. As of December 31, 2024, none of the December Pre-Funded warrants or the December Private Warrants were exercised.

The Company concluded that the December Private Warrants and December Pre-Funded Warrants are not within the scope of ASC 480. Further, applying ASC 815-40, the Company concluded that the December Private Warrants and December Pre-Funded Warrants are indexed to the Company’s own stock and meet the conditions for equity classification, and thus should be presented within equity.

The gross proceeds received by the Company from the December Private Offering were approximately $3,228, before deducting underwriting discounts and commissions and additional cash offering costs totaled approximately $233. In addition, the Company agreed to pay fees of 4% from the funds that may be received in an event of exercise of part of the Company’s private warrants issued in December 2024 Private Placement which created a financial liability in amount of $69 which is the total potential amount (Note 10-A).

The cash and non-cash issuance costs were recorded against additional paid in capital.

10.	During the year ended December 31, 2024, the Company issued an aggregate amount of 594,943 Ordinary Shares in connection with vested RSUs and an additional 19,048 Ordinary Shares in connection with option exercises.

B. Warrants reserves -Composition and movements:

1.	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:

	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)

Balance as of December 31, 2023	3,333,283	5.47	1.83

Issued	7,382,438	1.22	1.93
Exercised	(1,709,760)	0.001	-
Expired	(1,277,350)	5.25	0.54
Balance as of December 31, 2024	7,728,611	4.14	1.63

2.	The following table summarizes information about the Company’s outstanding warrants as of December 31, 2024

Exercise Price	Warrants outstanding as of December 31, 2024	Expiration date
5.5	1,640,455	15/07/2026
5.5	277,835	15/07/2025
6.875	145,455	15/01/2027
1.6	212,188	28/06/2027
1.56	185,591	18/06/2028
1.1	4,608,715	30/06/2026
0.001	658,372	Until fully exercised
Balance as of December 31, 2024	7,728,611

C. Loss per share:

Loss per share has been calculated using the weighted average number of Ordinary Shares and pre-funded warrants in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Loss for the period	11,053	11,286	14,976
Total number of Ordinary Shares	24,252,096	15,652,176	11,338,940
Weighted average number of Ordinary Shares and pre-funded warrants	18,515,545	12,095,477	10,794,594

Basic and diluted loss per share	(0.60)	(0.93)	(1.39)